Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues
Total revenues	$ 5,601,079	$ 8,348,329
Cost of revenues
Total cost of revenues	(2,891,355)	(3,611,233)
Gross Profit	2,709,724	4,737,096
Operating Expenses
General and administrative expenses	(2,715,279)	(2,643,824)
Selling and marketing expenses	(865,882)	(2,009,753)
Research and development expenses	(8,012)	(135,069)
Total Operating Expenses	(3,589,173)	(4,788,646)
Loss from Operations	(879,449)	(51,550)
Interest income, net	141,855	101,106
Other income, net	93,182	27,133
(Loss) Income Before Income Taxes	(644,412)	76,689
Income tax (expense) benefits	(217,907)	106,244
Net (Loss) Income	(862,319)	182,933
Net income attributable to noncontrolling interests	(102,935)	(92,886)
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	(965,254)	90,047
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	437,366	(527,766)
Comprehensive Loss	(424,953)	(344,833)
Total comprehensive income attributable to noncontrolling interests	(166,975)	(22,141)
Total Comprehensive Loss Attributable to Zhongchao Inc.’s Shareholders	$ (591,928)	$ (366,974)
Weighted Average Number of Ordinary Share Outstanding
Basic (in Shares)	25,388,903	2,637,340
Diluted (in Shares)	25,388,903	2,637,340
(Loss) Earnings per Share
Basic (in Dollars per share)	$ (0.04)	$ 0.03
Diluted (in Dollars per share)	$ (0.04)	$ 0.03
Service
Revenues
Total revenues	$ 4,910,889	$ 6,595,083
Cost of revenues
Total cost of revenues	(2,309,170)	(2,539,777)
Product
Revenues
Total revenues	690,190	1,753,246
Cost of revenues
Total cost of revenues	$ (582,185)	$ (1,071,456)